Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

May 2, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.

Washington, D.C. 20549

Re:	Sequoia Fund, Inc.
(File Nos. 002-35566 and 811-01976)

Ladies and Gentlemen:

On behalf of the above-referenced Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on April 27, 2023.

Sincerely,

/s/ Paul M. Miller
Paul M. Miller